Unearned Revenue/Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 5,290	$ 7,040
Deferred revenue resulting from varying charter rates – Current liability	4,230	3,974
Deferred revenue resulting from varying charter rates – Non-Current liability	7,330	7,989
Total Unearned Revenue	16,850	19,003
Accrued Revenue
Resulting from varying charter rates – Current asset	662	665
Resulting from varying charter rates – Non-Current asset	225	282
Total Accrued Revenue	$ 887	$ 947